Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense computed at U.S. federal statutory rates					$ 10,718	$ 9,398
Income tax expense computed at U.S. federal statutory rates (Rate)			21.00%		21.00%	21.00%
Loss of partnerships and other pass-through entities					$ (1,851)	$ (3,692)
Loss of partnerships and other pass-through entities (Rate)					(3.60%)	(8.20%)
Nondeductible items					$ 37	$ 30
Nondeductible items (Rate)					0.10%	0.10%
State income tax expense					$ 1,840	$ 1,185
State income tax expense (Rate)					3.60%	2.60%
Other					$ 553	$ 37
Other (Rate)					1.00%	0.10%
Income tax expense at effective rate	$ 5,610	$ 2,038	$ 7,027	$ 8,948	$ 11,297	$ 6,958
Income tax expense at effective rate (Rate)			8.20%	22.20%	22.10%	15.60%